[LOGO]   SAFECO -Registered Trademark-
                 CORPORATION

SAFECO Plaza                                           Phone:    (206) 545-5000
Seattle, WA  98185-0001





May 4, 1999


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


      Re:    SAFECO Managed Bond Trust
             1933 Act File Number -- 33-47859
             1940 Act File Number -- 811-6667


Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I hereby certify that each of (i) the form of the No-Load Class prospectus and Statement of Additional Information each dated April 30, 1999, and (ii) the form of the Advisor Class A and Advisor Class B prospectus and Statement of Additional Information each dated April 30, 1999, for the Registrant that would have been filed under paragraph (c) of this section do not differ from that contained in the most recent amendment to the registration statement. I further certify that the most recent registration statement was filed electronically on April 30, 1999, and became effective April 30, 1999.

If you have any comments or questions concerning the filing, please call me at
(206) 545-6145.

Sincerely,

/s/ Lizbeth A. Englund
----------------------
Lizbeth A. Englund
Counsel